Nationwide Invesco Core Plus Bond Fund Investment Strategy - Nationwide Invesco Core Plus Bond Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund is designed to provide a diversified portfolio of different types of bonds. In contrast to a typical core bond strategy, however, the Fund also invests a portion of its assets in bonds and other debt securities that carry higher risks, but which potentially offer higher investment rewards. The bonds in which the Fund invests include U.S. and foreign corporate bonds, U.S. government securities, bonds issued by foreign governments, asset-backed securities and mortgage-backed securities. The Fund may invest in securities issued by foreign issuers, including those that are located in emerging market countries, although the Fund does not invest more than 30% of its net assets in foreign securities. Some foreign securities may be denominated in currencies other than the U.S. dollar. The Fund invests in mortgage-backed securities. Mortgage-backed securities include either pass-through securities issued by U.S. government agencies, such as Ginnie Mae, Fannie Mae or Freddie Mac, or collateralized mortgage obligations issued either by U.S. government agencies or by private issuers. The Fund may purchase many U.S. agency pass-through securities on a when-issued (also known as “to-be-announced”) basis, and it may also purchase or sell such securities for delayed delivery. When entering into such a transaction, the Fund buys or sells securities with payment and delivery scheduled to take place in the future. The Fund may invest in illiquid or thinly traded securities. The Fund may also invest in securities that are subject to resale restrictions such as those contained in Rule 144A promulgated under the Securities Act of 1933, as amended. The Fund may invest in derivatives, such as options, futures, options on futures, forward foreign currency contracts and swaps, either as a substitute for investing directly in an underlying asset, to increase returns, to manage foreign currency, credit, or interest rate risk, to manage effective duration, as part of a hedging strategy, or for other purposes related to the management of the Fund. The Fund normally invests primarily in bonds that are rated, at the time of purchase, investment grade or the unrated equivalent as determined by the Fund’s subadviser. The Fund may, however, invest up to 20% of its net assets at the time of purchase, in high-yield bonds. Under normal circumstances, the Fund invests at least 80% of its net assets in bonds. For these purposes, bonds are debt securities and other fixed-income securities that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times. In managing the Fund, the subadviser’s portfolio managers rely on a team of internal specialists. The portfolio managers primarily select investment grade fixed-income securities included in the Bloomberg U.S. Aggregate Bond Index (the “Index”), using the Index as a reference to decide on appropriate risk factors such as sector and issuer weightings and duration relative to the Index. Using a bottom-up approach to recommend larger or smaller exposures to these risk factors, the specialists seek attractive risk-reward opportunities and securities they believe best enable the portfolio managers to pursue those opportunities. The portfolio managers consider the specialists’ recommendations in adjusting the Fund’s risk exposures and security selections on a real-time basis using proprietary communication technology. The subadviser attempts to maintain (i) a dollar-weighted average portfolio maturity of between three and 10 years; and (ii) a duration of within +/- two years of the Index. These maturity and duration targets are guidelines only and the subadviser may deviate from them in their discretion without advance notice to shareholders. The subadviser utilizes active duration (i.e., making investments to reduce or increase the sensitivity of the Fund’s portfolio to interest rate changes) and yield curve positioning (i.e., making investments that allow the Fund to benefit from varying interest rates) for risk management and for generating returns of investments in excess of the Index. Decisions to purchase or sell securities are determined by the relative value considerations of the portfolio managers that factor in economic and credit-related fundamentals, market supply and demand, market dislocations and situation-specific opportunities. The purchase or sale of securities may be related to a decision to alter the Fund’s macro risk exposure (such as duration, yield curve positioning and sector exposure), a need to limit or reduce the Fund’s exposure to a particular security or issuer, degradation of an issuer’s credit quality, or general liquidity needs of the Fund. The Fund may engage in active and frequent trading of portfolio securities.